Noninterest income	6 Months Ended
Sep. 30, 2019
Noninterest income
16. Noninterest income
Details of Noninterest income for the six months ended September 30, 2018 and 2019 are as follows:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	79,138	64,498
Deposits and lending business (2)	70,647	76,179
Remittance business (1)	55,078	56,075
Asset management business (1)	49,818	48,291
Trust related business (1)	57,372	56,459
Agency business (1)	19,509	15,152
Guarantee related business (3)	14,234	13,898
Fees for other customer services (1)	67,931	73,440

Total Fee and commission income	413,727	403,992

Foreign exchange gains (losses)—net (3)	44,718	27,923
Trading account gains (losses)—net (2)	64,956	395,405
Investment gains (losses)—net:
Debt securities (3)	2,485	31,092
Equity securities (3)	306,788	(126,648)
Equity in earnings (losses) of equity method investees—net (3)	22,627	22,066
Gains on disposal of premises and equipment (3)	4,305	1,693
Other noninterest income (2)	48,950	34,839

Total	908,556	790,362

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
Certain Fee and commission income, Trading account gains (losses)—net and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.

Fee and commission income
Securities-related business fees mainly consist of brokerage fees and commissions, and asset-based revenues. Brokerage fees and commissions mainly include fees earned from the execution of customer transactions and sales commissions of investment trusts. Brokerage fees and commissions are recognized at the point in time on transaction date. Asset-based revenues mainly include fees received from investment trust management companies in return for administration services, such as record keeping services, of investment trusts. The amounts of asset-based revenues are calculated based on customer’s net asset value and recognized over time in the period when the related service is provided.
Deposits and lending business fees consist of deposit-related fees and lending-related fees. Deposit-related fees, which amounted to ¥7 billion for the six months ended September 30, 2019, are mostly
within the scope of ASC606. Deposit-related fees include service charges on consumer and commercial deposit accounts such as account transfer charges. Deposit-related fees are recognized at the point in time when the transactions occur or the related service is provided. Lending-related fees amounted to ¥69 billion for the six months ended September 30, 2019. Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
Remittance business fees include service charges for domestic and international funds transfers and collections. These fees are recognized at the point in time when the related service is provided.
Asset management business fees consist of investment trust management fees and investment advisory fees for investment trusts. These fees are received from investment trusts in return for asset management services and/or investment advisory services on behalf of customers. The amounts of these fees are calculated based on a percentage of customer’s net asset value. These fees are recognized over time in the period when the management and/or advisory service is provided and the amount is fixed.
Trust related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥26 billion and ¥31 billion for the six months ended September 30, 2018, respectively, and ¥25 billion and ¥31 billion for the six months ended September 30, 2019, respectively. Fees for fiduciary asset management and administration services for corporate pension plans and investment funds are recognized over time in the period when the related service is provided. Other trust-related fees mainly include brokerage commissions of real estate property, sales commissions of beneficial interest in real estate trust and charges for stock transfer agent services. These fees are mainly earned on a transaction basis and recognized at the point in time when the related service is provided.
Agency business fees mainly include administration service fees related to the MHFG Group’s agency business such as Japan’s principal public lottery program and revenues from standing proxy services. These fees are recognized at the point in time when the related service is provided.
Fees for other customer services include various revenues such as sales commissions of life insurance, service charges for electronic banking, financial advisory fees, and service charges for software development. Sales commissions from life insurance sales are received from insurance companies in return for selling insurance products and recognized when the insurance product is sold to customers. Service charges for electronic banking are mainly monthly basic usage fees and recognized over the related transaction period. Financial advisory fees are recognized over time in the period when the related advisory service based on the contract is rendered. Service charges for software development are recognized over time according to the progress of the development.

Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains (losses)—net and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥31 billion and ¥33 billion for the six months ended September 30, 2018 and 2019, respectively, are within the scope of ASC 606 and accounted for in Trading account gains (losses)—net. Underwriting fees are primarily

recognized at the point in time
and all
 consid
erations of the transaction
 are fixed
 on t
rade date or pricing date
. For the six months ended September 30, 2018 and 2019, approximately ¥14 billion and ¥12 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2019 and September 30, 2019, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2019 and September 30, 2019, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2019 and September 30, 2019, the amount of expected revenues from current obligations to provide services in the future is not material. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.